NOTE 15 - COMMON STOCK OPTIONS AND WARRANTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Fair Value Assumptions

The fair value of the incentive stock option grants for the year ended December 31, 2018 estimated using the following weighted- average assumptions:

	For the Years Ended December 31,
	2018	2017
Risk free interest rate	2.59%	—
Expected term in years	2.5 – 2.76	—
Dividend yield	—	—
Volatility of common stock	197.13% - 207.27%	—
Estimated annual forfeitures	—	—

Schedule of Warrants Outstanding

	Number of Warrants	Weighted Avg. Exercise Price	Remaining Contractual Life (Years)
Outstanding at December 31, 2016	218,764	$8.4	4.6
Warrants expired, forfeited or cancelled	(433,444)	233.45
Warrants issued with debt, debt modifications or services	10,967,012	.65	4.6
Warrants issued	14,464,000	—
Outstanding at December 31, 2017	25,216,332	.65	4.9

Warrants expired, forfeited, cancelled or exercised	(300,000)		3.9
Warrants issued	496,215	.65	4.9
Outstanding at December 31, 2018	25,412,547	.68	3.9
Exercisable at end of period	25,412,547	$.66	3.9